Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000237295 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237295 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237295 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237295 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237295 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237295 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237295 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237295 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237295 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000237295 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000237295 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237295 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000237295 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000237295 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237295 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237295 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237295 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237295 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248532 [Member] | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248532 [Member] | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Twilio, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | NRG Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Pure Storage, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000248532 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000248532 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000248532 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000248532 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248532 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000248532 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248532 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248532 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248532 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248532 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248532 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238757 [Member] | Rocket Lab USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Masimo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Brinker International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Wyndham Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | ExlService Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238757 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000238757 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238757 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000238757 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238757 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000238757 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238757 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238757 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000238757 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238757 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238755 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238755 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238755 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000238755 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000238755 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238755 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238755 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238755 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238755 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238755 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238755 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000238755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000238755 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000238755 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238755 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000238755 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000238755 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238755 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238755 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238755 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238755 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238755 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238756 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238756 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238756 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238756 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238756 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238756 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238756 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238756 [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238756 [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238756 [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238756 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000238756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000238756 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238756 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000238756 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238756 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000238756 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000238756 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000238756 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238756 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238756 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238756 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238758 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238758 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238758 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238758 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238758 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238758 [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238758 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238758 [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238758 [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238758 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000238758 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000238758 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238758 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000238758 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238758 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238758 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238758 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238758 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238758 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238758 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237296 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000237296 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000237296 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237296 [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237296 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237296 [Member] | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237296 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237296 [Member] | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237296 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237296 [Member] | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000237296 [Member] | Oil and Gas, Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000237296 [Member] | Oil and Gas, Refining and Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000237296 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237297 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237297 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000237297 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237297 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237297 [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237297 [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237297 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237297 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237297 [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237297 [Member] | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237297 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000237297 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000237297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237297 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237297 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237297 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237297 [Member] | Electrical Components & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240405 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240405 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240405 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240405 [Member] | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240405 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240405 [Member] | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240405 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240405 [Member] | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240405 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000240405 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240405 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240405 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000240405 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240405 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000237654 [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237654 [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237654 [Member] | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237654 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237654 [Member] | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237654 [Member] | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237654 [Member] | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237654 [Member] | Infosys Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237654 [Member] | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237654 [Member] | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237654 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000237654 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000237654 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237654 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237654 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237654 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237654 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237654 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237654 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237654 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237654 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237654 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000237654 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000237654 [Member] | South Korea 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237654 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237654 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237654 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237654 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237654 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237654 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237654 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237654 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237654 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237654 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237654 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237654 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237654 [Member] | Turkey 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237654 [Member] | Hungry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237654 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237654 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237654 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237654 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237654 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241772 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241772 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241772 [Member] | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241772 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241772 [Member] | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241772 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241772 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241772 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000241772 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000241772 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241772 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241772 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000241772 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241772 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241772 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241772 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241772 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000241772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000241772 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000241772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241772 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241772 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241772 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241772 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241772 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241772 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241772 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241772 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242670 [Member] | Federal Home Loan Mortgage Corp., Pool QI4343, 4.50%, 04/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242670 [Member] | Federal Home Loan Mortgage Corp. Pool SD8384, 6.00%, 12/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242670 [Member] | Federal Home Loan Mortgage Corp., Pool QJ7677, 5.50%, 11/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242670 [Member] | Ginnie Mae II Pool, Pool MA9171, 5.50%, 09/20/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242670 [Member] | United States Treasury Note/Bond 4.13%, 10/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242670 [Member] | Federal Home Loan Mortgage Corp., Pool QJ6482, 5.00%, 10/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242670 [Member] | Federal National Mortgage Association, Pool BW8868, 5.00%, 10/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Ginnie Mae II Pool Pool MA9105, 5.00%, 08/20/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Federal Home Loan Mortgage Corp. Pool SD8256, 4.00%, 10/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Federal National Mortgage Association Pool FS5635, 4.00%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242670 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242670 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000242670 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000242670 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000242670 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242670 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242670 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242671 [Member] | Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242671 [Member] | United States Treasury Bill, 4.36%, 09/04/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242671 [Member] | Pagaya AI Debt Selection Trust, Series 2023-8, Class B, 7.96%, 06/16/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242671 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242671 [Member] | American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242671 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242671 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K055, Class A2, 2.67%, 03/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242671 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242671 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000242671 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242671 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000242671 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000242671 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000242671 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%